Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2020
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2020	2019	2018
Expenses:
Interest on long-term bank debt	$(13,763)	$(13,854)	$(13,718)
Interest on Series A Notes, net	(1,060)	(3,757)	(5,494)
Interest on short-term bank credit and loans	(9,112)	(10,576)	(9,073)
Guarantees	(12,172)	(10,600)	(9,027)
Loss from revaluation of lease liabilities and exchange rate differences, net	(33,386)	(24,607)	(3,362)
Other	(4,864)	(9,635)	(5,807)
	(74,357)	(73,029)	(46,481)
Income:
Interest on cash, cash equivalents and bank deposits	1,075	1,595	1,115
Other	2,012	2,362	1,305
	3,087	3,957	2,420
	$(71,270)	$(69,072)	$(44,061)